Ordinary Shares - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 07, 2021 CNY (¥) shares	Sep. 30, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 07, 2021 USD ($)	May 31, 2021 shares	Mar. 31, 2021	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized					10,000,000,000	10,000,000,000				10,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.000005	$ 0.000005				$ 0.000005
Common stock, shares outstanding					3,909,945,660					1,203,526,000
Net proceed from initial public offering | ¥				¥ 2,133,437,000
Stock Repurchase Program, Period in Force	12 months
Total consideration | ¥			¥ 67,022,000	¥ 16,546,000
ShareRepurchaseProgram [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount | $							$ 80,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					8,900,000,000	8,900,000,000
Common stock, shares, issued					3,206,653,701	3,206,653,701		300,000,000
Common stock, shares outstanding					3,108,040,681	3,140,896,631
Common Class A [Member] | ShareRepurchaseProgram [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	13,606,230	70,748,340
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized					1,000,000,000	1,000,000,000
Common stock, shares, issued					801,904,979	801,904,979
Common stock, shares outstanding					801,904,979	801,904,979
ADS Shares [Member] | ShareRepurchaseProgram [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	1,360,623	7,074,834
Total consideration | ¥	¥ 16,546,000	¥ 67,022,000
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares outstanding					401,621,021
Preferred Stock, Convertible, Conversion Ratio									1
IPO [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares outstanding					801,904,979
IPO [Member] | Common Class A & B [Member]
Class of Stock [Line Items]
Common stock, shares outstanding					1,203,526,000
IPO [Member] | ADS Shares [Member]
Class of Stock [Line Items]
Common stock, shares, issued								30,000,000
Net proceed from initial public offering | ¥			¥ 2,133,437,000
Preferred Stock, Shares Outstanding								2,437,739,290